Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The table below presents information on the compensation of our principal executive officer (“PEO”) and our other NEOs in comparison to certain performance metrics for the years ended December 31, 2022, 2021 and 2020. The metrics discussed within this section are not those that our compensation committee uses when setting executive compensation. The use of the term “Compensation Actually Paid” (“CAP”) is required by SEC rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually earned or received by or paid to the executives during the applicable year.

					Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO(1)(2) ($)	CAP to PEO(1)(3) ($)	Average SCT Total for Other NEOs(1)(2) ($)	Average CAP to Other NEOs(1)(3) ($)	TSR(4) ($)	Peer Group TSR(5) ($)	Net Loss(6) (in thousands) ($)
2022	9,496,745	(13,939,497)	3,058,553	(9,460,679)	208.59	120.40	(289,088)
2021	13,911,975	17,020,857	4,737,263	6,713,763	425.01	133.95	(370,679)
2020	906,768	61,898,557	3,768,269	37,536,489	435.41	133.92	(194,617)

(1)
For each year shown, the PEO was Mr. Evans and the other NEOs were Dr. Ciaramella and Ms. Burrell.
(2)
The amounts shown in this column are the amounts of total compensation reported for Mr. Evans, or the average total compensation reported for the other NEOs, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Executive Compensation—Summary Compensation Table.”
(3)
The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by Mr. Evans and other NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Evans' total compensation, or the average total compensation of the other NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

Year	SCT Total for PEO ($)	Minus Stock and Option Awards from SCT ($)	Plus Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus Change in Value of Unvested Awards Granted in Prior Years ($)	Plus Value of Awards Granted and Vested During Year ($)	Plus Change in Value of Prior Years’ Awards Vested During Year ($)	CAP to PEO ($)
2022	9,496,745	(8,386,425)	4,000,404	(12,721,897)	698,913	(7,027,238)	(13,939,497)
2021	13,911,975	(12,889,403)	11,125,247	(856,332)	1,490,177	4,239,192	17,020,857
2020	906,768	—	—	56,181,413	—	4,810,376	61,898,557

Year	Avg. SCT Total for Other NEOs ($)	Minus Avg. Stock and Option Awards from SCT ($)	Plus Avg. Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years ($)	Plus Avg. Value of Awards Granted and Vested During Year ($)	Plus Avg. Change in Value of Prior Years’ Awards Vested During Year ($)	Average CAP to Other NEOs ($)
2022	3,058,553	(2,236,380)	1,066,773	(7,030,758)	117,354	(4,436,220)	(9,460,679)
2021	4,737,263	(3,948,106)	3,407,738	(968,695)	101,679	3,383,884	6,713,763
2020	3,768,269	(3,053,276)	18,045,949	17,243,026	—	1,532,521	37,536,489

(4)
Cumulative total shareholder return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on February 5, 2020, the first day of trading of our common stock on the Nasdaq Global Select Market.
(5)
Peer group TSR illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the peer group's common stock on January 31, 2020, including reinvestment of dividends, weighted according to the peer group's respective stock market capitalizations. The peer group used for this purpose is the Nasdaq Biotechnology Index.
(6)
The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	(1) For each year shown, the PEO was Mr. Evans and the other NEOs were Dr. Ciaramella and Ms. Burrell.
Peer Group Issuers, Footnote [Text Block]
(5)
Peer group TSR illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the peer group's common stock on January 31, 2020, including reinvestment of dividends, weighted according to the peer group's respective stock market capitalizations. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 9,496,745	$ 13,911,975	$ 906,768
PEO Actually Paid Compensation Amount	$ (13,939,497)	17,020,857	61,898,557
Adjustment To PEO Compensation, Footnote [Text Block]

Year	SCT Total for PEO ($)	Minus Stock and Option Awards from SCT ($)	Plus Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus Change in Value of Unvested Awards Granted in Prior Years ($)	Plus Value of Awards Granted and Vested During Year ($)	Plus Change in Value of Prior Years’ Awards Vested During Year ($)	CAP to PEO ($)
2022	9,496,745	(8,386,425)	4,000,404	(12,721,897)	698,913	(7,027,238)	(13,939,497)
2021	13,911,975	(12,889,403)	11,125,247	(856,332)	1,490,177	4,239,192	17,020,857
2020	906,768	—	—	56,181,413	—	4,810,376	61,898,557

Non-PEO NEO Average Total Compensation Amount	$ 3,058,553	4,737,263	3,768,269
Non-PEO NEO Average Compensation Actually Paid Amount	$ (9,460,679)	6,713,763	37,536,489
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Avg. SCT Total for Other NEOs ($)	Minus Avg. Stock and Option Awards from SCT ($)	Plus Avg. Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years ($)	Plus Avg. Value of Awards Granted and Vested During Year ($)	Plus Avg. Change in Value of Prior Years’ Awards Vested During Year ($)	Average CAP to Other NEOs ($)
2022	3,058,553	(2,236,380)	1,066,773	(7,030,758)	117,354	(4,436,220)	(9,460,679)
2021	4,737,263	(3,948,106)	3,407,738	(968,695)	101,679	3,383,884	6,713,763
2020	3,768,269	(3,053,276)	18,045,949	17,243,026	—	1,532,521	37,536,489

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Loss

The following graph illustrates the relationship of the CAP for our PEO and other NEOs, as calculated pursuant to SEC rules, to our net loss over the three years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]

CAP, TSR of the Company and Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and other NEOs, as calculated pursuant to SEC rules, to our TSR and the TSR of the Nasdaq Biotechnology Index from February 6, 2020, the first day of trading of our common stock on the Nasdaq Global Select Market, through the end of the period presented in the Pay Versus Performance Table.

Total Shareholder Return Amount	$ 208.59	425.01	435.41
Peer Group Total Shareholder Return Amount	120.40	133.95	133.92
Net Income (Loss)	$ (289,088,000)	$ (370,679,000)	$ (194,617,000)
PEO Name	Mr. Evans	Mr. Evans	Mr. Evans
Additional 402(v) Disclosure [Text Block]	Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table above.
PEO [Member] | Minus Stock and Option Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,386,425)	$ (12,889,403)
PEO [Member] | Plus Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,000,404	11,125,247
PEO [Member] | Plus Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,721,897)	(856,332)	$ 56,181,413
PEO [Member] | Plus Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	698,913	1,490,177
PEO [Member] | Plus Change in Value of Prior Years' Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,027,238)	4,239,192	4,810,376
Non-PEO NEO [Member] | Minus Avg. Stock and Option Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,236,380)	(3,948,106)	(3,053,276)
Non-PEO NEO [Member] | Plus Avg. Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,066,773	3,407,738	18,045,949
Non-PEO NEO [Member] | Plus Avg. Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,030,758)	(968,695)	17,243,026
Non-PEO NEO [Member] | Plus Avg. Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,354	101,679
Non-PEO NEO [Member] | Plus Avg. Change in Value of Prior Years' Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,436,220)	$ 3,383,884	$ 1,532,521